SECURITIES AVAILABLE FOR SALE	12 Months Ended
Sep. 30, 2010
SECURITIES AVAILABLE FOR SALE [Abstract]
SECURITIES AVAILABLE FOR SALE

  2.  SECURITIES AVAILABLE FOR SALE

	September 30, 2011
	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

Investment Securities
U.S. Government and Agency Securities:
Due after one year through five years	$8,000,000	$120,410	$-	$8,120,410
Due after five years through ten years	10,997,704	58,196	930	11,054,970

Marketable Equity Securities	2,888	-	2,792	96

Mortgage-backed Securities:
GNMA	3,364,585	113,185	-	3,477,770
FHLMC	11,182,541	652,588	450	11,834,679
FNMA	7,920,265	409,406	-	8,329,671

	$41,467,983	$1,353,785	$4,172	$42,817,596

	September 30, 2010
	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

Investment Securities
U.S. Government and Agency Securities:
Due after one year through five years	$4,000,000	$33,440	$-	$4,033,440
Due after five years through ten years	10,748,648	55,347	2,810	10,801,185

Marketable Equity Securities	2,888	-	2,780	108

Mortgage-backed Securities:
GNMA	3,154,034	94,307	-	3,248,341
FHLMC	11,347,975	724,496	-	12,072,471
FNMA	9,985,915	451,425	-	10,437,340

	$39,239,460	$1,359,015	$5,590	$40,592,885

Securities available for sale with a carrying value of approximately $1,962,000 and $2,561,000, as of September 30, 2011 and 2010, respectively, are pledged as security for deposits of governmental entities under the provisions of the Governmental Unit Deposit Protection Act (GUDPA). Securities with a carrying value of approximately $16,196,000 and $17,379,000 are pledged as collateral for Federal Home Loan Bank advances as of September 30, 2011 and 2010, respectively. In addition, securities with a carrying value of approximately $1,035,000 and $1,006,000 are pledged as collateral to the Federal Reserve Bank as of September 30, 2011 and 2010, respectively.

Provided below is a summary of securities available for sale which were in an unrealized loss position at September 30, 2011 and 2010.  Approximately $2,800 or 67% and $2,800 or 50% of the unrealized loss, as of September 30, 2011 and 2010, respectively, was comprised of securities in a continuous loss position for twelve months or more.  The Company has the ability and intent to hold these securities until such time as the value recovers or the securities mature.

	September 30, 2011
	Under One Year		One Year or More

		Gross		Gross
	Estimated	Unrealized	Estimated	Unrealized
	Fair Value	Loss	Fair Value	Loss

U.S. Government and Agency Securities	$999,070	$930	$-	$-

Marketable Equity Securities	-	-	96	2,792

Mortgage-backed securities	1,026,552	450	-	-

Total available for sale	$2,025,622	$1,380	$96	$2,792

	September 30, 2010
	Under One Year		One Year or More

		Gross		Gross
	Estimated	Unrealized	Estimated	Unrealized
	Fair Value	Loss	Fair Value	Loss

U.S. Government and Agency Securities	$1,997,190	$2,810	$-	$-

Marketable Equity Securities	-	-	108	2,780

Total available for sale	$1,997,190	$2,810	$108	$2,780